Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 122,424	$ 211,081
Investments	812,323	806,340
Accounts receivable	137,583	92,450
Expendable parts and supplies	93,332	74,778
Prepaid expenses	52,322	31,148
Prepaid income tax	798	16,938
Other currents assets	17,043	6,054
Total current assets	1,235,825	1,238,789
Non-current assets
Investments	202,056	199,670
Prepaid expenses	7,770	6,727
Property and equipment	2,883,524	2,512,704
Right of use assets	234,380	166,328
Intangible assets	78,555	81,749
Net defined benefit assets	504	0
Deferred tax assets	30,743	28,196
Other non-current assets	17,005	14,098
Total non - current assets	3,454,537	3,009,472
Total assets	4,690,362	4,248,261
Current liabilities
Loans and borrowings	142,484	196,602
Current portion of lease liabilities	80,084	73,917
Trade, other payables and financial liabilities	168,839	121,330
Air traffic liability	651,805	557,331
Frequent flyer deferred revenue	55,292	34,719
Taxes payable	43,878	32,600
Accrued expenses payable	44,913	32,767
Income tax payable	6,276	3,835
Total current liabilities	1,193,571	1,053,101
Non-current liabilities
Loans and borrowings long-term	1,301,819	1,229,031
Lease liabilities	158,289	104,734
Frequent flyer deferred revenue	56,234	60,395
Net defined benefit liabilities	0	7,670
Derivative financial instruments	251,150	268,338
Deferred tax liabilities	16,571	18,782
Other long - term liabilities	220,618	206,813
Total non - current liabilities	2,004,681	1,895,763
Total liabilities	3,198,252	2,948,864
Equity
Additional paid in capital	103,465	98,348
Treasury stock	(344,541)	(176,902)
Retained earnings	1,715,838	1,367,866
Accumulated other comprehensive loss	(11,445)	(18,670)
Total equity	1,492,110	1,299,397
Commitments and contingencies	0	0
Total liabilities and equity	4,690,362	4,248,261
Class A common stock [member]
Equity
Common stock	21,327	21,289
Total equity	21,327	21,289
Class B common stock [member]
Equity
Common stock	7,466	7,466
Total equity	$ 7,466	$ 7,466